Consolidated Statements of Shareholders' Equity - CAD ($)		Issued capital [member]		Shares to be issued [member]	Share Purchase Warrants Reserve [Member]	Reserve of exchange differences on translation [member]	Reserve of share-based payments [member]	Reserve of insurance finance income (expenses) from insurance contracts issued excluded from profit or loss that will be reclassified to profit or loss [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2020	[1]	$ 289				$ 12,982		$ 3,221	$ (273,626)	$ (257,134)
Balance, shares at Dec. 31, 2020	[2]	42,886
IfrsStatementLineItems [Line Items]
Shares issued for acquisition of Zigi Carmel Initiatives and Investments Ltd. (“ZC”)	[1]	$ 840,941								840,941
Shares issued for acquisition of Zigi Carmel Initiatives and Investments Ltd. ("ZC"), shares	[2]	51,745
Shares issued upon reverse takeover	[1]	$ 5,140,676								5,140,676
Shares Issued Upon Reverse Take over, shares	[2]	32,995
Proceeds for shares issued	[1]	$ 4,812,365								4,812,365
Proceeds for shares issued, shares	[2]	27,022
Proceeds for shares issued from exercise of stock options	[1]	$ 49,200								49,200
Proceeds for shares issued from exercise of stock options, shares	[2]	316
Proceeds for shares to be issued	[1]			81,967						81,967
Share purchase warrants reserve	[1]				639,879					639,879
Share-based payments	[1]						550,517			550,517
Loss for the period	[1]								(4,878,738)	(4,878,738)
Other comprehensive loss for the period	[1]					14,473		6,223		20,696
Balance at Dec. 31, 2021	[1]	$ 10,843,471		81,967	639,879	27,455	550,517	9,444	(5,152,364)	7,000,369
Balance, shares at Dec. 31, 2021	[2]	155,154
IfrsStatementLineItems [Line Items]
Shares issued for acquisition of Zigi Carmel Initiatives and Investments Ltd. (“ZC”)	[1]	$ 42,768,000								42,768,000
Shares issued for acquisition of Zigi Carmel Initiatives and Investments Ltd. ("ZC"), shares	[2]	41,684
Proceeds for shares issued	[1]	$ 739,519		(81,967)						657,552
Proceeds for shares issued, shares	[2]	965
Proceeds for shares issued from exercise of stock options	[1]	$ 371,780					(133,980)			237,800
Proceeds for shares issued from exercise of stock options, shares	[2]	1,526
Share-based payments	[1]						153,909			153,909
Loss for the period	[1]								(1,664,684)	(1,664,684)
Other comprehensive loss for the period	[1]					(11,709)		3,835		(7,874)
Shares issued for services	[1]	$ 83,752								83,752
Shares issued for services, shares	[2]	71
Shares to be issued for services	[1]			41,875						41,875
Balance at Dec. 31, 2022	[1]	$ 54,806,522		41,875	639,879	15,746	570,446	13,279	(6,817,048)	49,270,699
Balance, shares at Dec. 31, 2022	[2]	199,400
IfrsStatementLineItems [Line Items]
Share-based payments	[1]						140,821			140,821
Loss for the period	[1]								(18,495,121)	(18,495,121)
Other comprehensive loss for the period	[1]					(22,992)		485		(22,507)
Shares issued for services	[1]	$ 190,740		(41,875)						148,865
Shares issued for services, shares	[2]	259
Shares to be issued for services	[1]			53,567						53,567
Shares issued for cash, net	[1]	$ 3,729,901								3,729,901
Shares issued for cash, net, shares	[2]	24,305
Warrants expired	[1]	$ 639,879			(639,879)
Balance at Dec. 31, 2023	[1]	$ 59,367,042		$ 53,567		$ (7,246)	$ 711,267	$ 13,764	$ (25,312,169)	$ 34,826,225
Balance, shares at Dec. 31, 2023		223,964	[2]							223,964

[1]	Adjusted to reflect one (1) for one hundred ninety (190) reverse stock split in March 2024 (see Note 1)
[2]	The number of shares outstanding before the RTO have been restated to reflect the effect of issuing 53.84 RTO shares for each share outstanding.